FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Details Regarding Derivative Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Embedded derivatives pay USD, receive NIS	₪ 1	₪ 3